Organization and description of business (Acquisition of Honesty Group Holdings Limited) (Details) - shares	1 Months Ended
	Mar. 12, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 28, 2015	Mar. 11, 2010
Business Acquisition [Line Items]
Common stock, shares issued	4,023,689	16,164,855	9,387,928		5,299,126
Ownership percentage				100.00%
Honesty Group [Member]
Business Acquisition [Line Items]
Shares exchange transaction with Honesty Group	3,575,000
Ownership percentage	100.00%